STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (38,587)	$ 11,235	$ (26,277)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Accrued interest	379	509	531
Change in fair value of derivative liabilities	19,791	875	683
Change in assets and liabilities
GST receivable	(3,609)	(4,745)	(9,862)
Royalty receivable	10,648	4,045	17,531
Prepaid expenses	(9,276)	(1,507)	3,633
Accounts payable and accrued liabilities	(504)	(42,338)	8,745
Accrued liabilities – related party	11,127	38	(15,956)
Asset retirement obligation	0	0	0
Net cash used in operating activities	(10,031)	(31,888)	(20,972)
Cash flows from investing activities
Reclamation Deposits	(3,179)	(5,088)	(4,861)
Net cash used in investing activities	(3,179)	(5,088)	(4,861)
Cash flows from financing activities
Net cash used in financing activities	0	0	0
Foreign exchange effect on cash	(1,111)	(1,250)	(1,063)
Net decrease in cash	(14,321)	(38,226)	(26,896)
Cash, beginning balance	15,785	54,009	80,905
Cash, ending balance	1,464	15,785	54,009
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	$ 0	$ 0	$ 0